INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2016	At December 31, 2017
	$	$
Raw materials	71,655	90,299
Work-in-process	22,776	59,576
Finished goods	200,940	196,217

	295,371	346,092

        In 2015, inventory was written down by $23,013 to reflect the lower of cost or market measurement. In 2016 and 2017, inventory was written down by $19,467 and $17,820, respectively, to reflect the lower of cost and net realizable value since the Company adopted ASU 2015-11 prospectively.